EARNINGS (LOSS) PER ORDINARY SHARE - Basic (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic
Earnings (Loss) from continuing operation (U.S. dollars in thousands)	$ (8,080)	$ 360	$ (18,498)
Earnings (Loss) from discontinued operation (U.S. dollars in thousands)	7,651	(8,628)	42,414
Earnings (Loss) attributable to ordinary shares	$ (429)	$ (8,268)	$ 23,916
Weighted average number of ordinary shares outstanding during the period (in thousands)	31,591,752	12,322,721	2,591,222
Basic earnings (loss) per share (U.S. dollars) from continuing operation	$ 0	$ 0	$ (0.01)
Basic earnings (loss) per share (U.S. dollars) from discontinued operation	0	0	0.02
Total Basic earnings (loss) per share (U.S. dollars)	0	0	0.01
Total diluted earnings (loss) per share (U.S. dollars)	$ 0	$ 0	$ 0.01